Financial assets at fair value through other comprehensive income - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 8,571	R$ 1,629
Adjustments to fair value (in Stockholders' equity)	(3,686)	(886)
Fair Value	4,885	743
Negotiable shares [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	8,571	1,629
Adjustments to fair value (in Stockholders' equity)	(3,686)	(886)
Fair Value	R$ 4,885	R$ 743